Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2019	$ 1,714,856	$ 1,508,476	$ 10,160	$ 1,011,743	$ 889,057	$ 73,797	$ (90,824)	$ (385,457)	$ 206,380
Profit/(Loss) for the year after taxes	16,874	11,968	0	0	0	0	0	11,968	4,906
Change in fair value of cash flow hedges net of transfer to income statement	32,109	31,353	0	0	0	31,353	0	0	756
Currency translation differences	(9,947)	(9,101)	0	0	0	0	(9,101)	0	(846)
Tax effect	(8,698)	(8,509)	0	0	0	(8,509)	0	0	(189)
Other comprehensive income/(loss)	13,464	13,743	0	0	0	22,844	(9,101)	0	(279)
Total comprehensive income for the year	30,338	25,711	0	0	0	22,844	(9,101)	11,968	4,627
Capital increase (Note 13)	161,854	161,854	507	0	161,347	0	0	0	0
Business combinations (Note 5)	25,308	0	0	0	0	0	0	0	25,308
Distributions (Note 13)	(191,475)	(168,659)	0	0	(168,659)	0	0	0	(22,816)
Balance, end of period at Dec. 31, 2020	1,740,881	1,527,382	10,667	1,011,743	881,745	96,641	(99,925)	(373,489)	213,499
Profit/(Loss) for the year after taxes	(10,918)	(30,080)	0	0	0	0	0	(30,080)	19,162
Change in fair value of cash flow hedges net of transfer to income statement	92,138	87,361	0	0	0	97,421	0	(10,060)	4,777
Currency translation differences	(41,956)	(33,525)	0	0	0	0	(33,525)	0	(8,431)
Tax effect	(23,712)	(22,790)	0	0	0	(22,790)	0	0	(922)
Other comprehensive income/(loss)	26,470	31,046	0	0	0	74,631	(33,525)	(10,060)	(4,576)
Total comprehensive income for the year	15,552	966	0	0	0	74,631	(33,525)	(40,140)	14,586
Capital increase (Note 13)	189,761	189,761	573	60,268	128,920	0	0	0	0
Reduction of Share Premium (Note 13)	0	0	0	(200,000)	200,000	0	0	0	0
Business combinations (Note 5)	8,287	0	0	0	0	0	0	0	8,287
Share-based compensation (Note 13)	14,928	14,928	0	0	0	0	0	14,928	0
Distributions (Note 13)	(220,804)	(190,638)	0	0	(190,638)	0	0	0	(30,166)
Balance, end of period at Dec. 31, 2021	1,748,605	1,542,399	11,240	872,011	1,020,027	171,272	(133,450)	(398,701)	206,206
Profit/(Loss) for the year after taxes	(2,087)	(5,443)	0	0	0	0	0	(5,443)	3,356
Change in fair value of cash flow hedges net of transfer to income statement	256,924	237,305	0	0	0	235,732	0	1,573	19,619
Currency translation differences	(33,704)	(27,857)	0	0	0	0	(27,857)	0	(5,847)
Tax effect	(63,952)	(61,437)	0	0	0	(61,437)	0	0	(2,515)
Other comprehensive income/(loss)	159,268	148,011	0	0	0	174,295	(27,857)	1,573	11,257
Total comprehensive income for the year	157,181	142,568	0	0	0	174,295	(27,857)	(3,870)	14,613
Capital increase (Note 13)	112,979	112,979	366	114,583	(1,970)	0	0	0	0
Reduction of Share Premium (Note 13)				(200,000)
Business combinations (Note 5)	14,300	0	0	0	0	0	0	0	14,300
Share-based compensation (Note 13)	5,031	5,031	0	0	0	0	0	5,031	0
Distributions (Note 13)	(249,049)	(203,106)	0	0	(203,106)	0	0	0	(45,943)
Balance, end of period at Dec. 31, 2022	$ 1,789,047	$ 1,599,871	$ 11,606	$ 986,594	$ 814,951	$ 345,567	$ (161,307)	$ (397,540)	$ 189,176